Operations - Impacts of the COVID-19 pandemic (Details) - 12 months ended Dec. 31, 2020 R$ in Thousands, € in Billions	EUR (€)	BRL (R$)
Disclosure of joint operations [abstract]
Covid-19 Pandemic relief aid from Portugal government | €	€ 1.2
Conversion right, loss recognized | R$		R$ 637,639